FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details ) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Amounts Receivable	$ 5,428,000	$ 5,565,000
CAD
Statement [Line Items]
Cash	862	1,393
Amounts Receivable	0	72
Loans Receivable	0	0
Trade Payables	(152)	(40)
Accrued Liabilities	(175)	(589)
Lease Liabilities	0	0
Long Term Debt	0	0
Net Carrying Value	535	836
COP
Statement [Line Items]
Cash	1,673,360	4,451,775
Amounts Receivable	12,946,301	15,775,755
Loans Receivable	0	0
Trade Payables	(8,285,897)	(5,398,068)
Accrued Liabilities	(960,040)	(2,120,869)
Lease Liabilities	(2,166,163)	(1,690,797)
Long Term Debt	(40,405)	(72,963)
Net Carrying Value	3,167,156	10,944,833
EUR
Statement [Line Items]
Cash	1,605	896
Amounts Receivable	0	0
Loans Receivable	0	0
Trade Payables	(5)	0
Accrued Liabilities	0	0
Lease Liabilities	0	0
Long Term Debt	0	0
Net Carrying Value	1,600	896
CHF
Statement [Line Items]
Cash	0	0
Amounts Receivable	0	0
Loans Receivable	250	250
Trade Payables	0	0
Accrued Liabilities	0	0
Lease Liabilities	0	0
Long Term Debt	0	0
Net Carrying Value	250	$ 250
GBP
Statement [Line Items]
Cash	22
Loans Receivable	0
Trade Payables	(23)
Accrued Liabilities	(16)
Lease Liabilities	(27)
Long Term Debt	0
Net Carrying Value	130
Amounts Receivable	$ 174